CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	¥ 41,924	¥ 72,083	¥ 79,061
Items that may not be reclassified subsequently to profit or loss
Equity investments at fair value through other comprehensive income	(22)	(31)	(53)
Total items that may not be reclassified subsequently to profit or loss	(22)	(31)	(53)
Items that may be reclassified subsequently to profit or loss
Fair value hedges	162	0	0
Share of other comprehensive loss of associates and joint ventures	(2,441)	(810)	(229)
Cash flow hedges	7,073	4,941	(9,741)
Foreign currency translation differences	(4,457)	1,480	3,399
Total items that may be reclassified subsequently to profit or loss	337	5,611	(6,571)
Total other comprehensive (loss)/income	315	5,580	(6,624)
Total comprehensive income/(loss) for the year	42,239	77,663	72,437
Attributable to:
Owners of the Company	34,490	62,908	54,090
Non-controlling interests	7,749	14,755	18,347
Total comprehensive income/(loss) for the year	¥ 42,239	¥ 77,663	¥ 72,437